Organization, Principal Activities and Management's Plans (Details Narrative) - USD ($)			1 Months Ended		6 Months Ended
	Dec. 13, 2009	Jul. 01, 2007	Sep. 30, 2020	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Aug. 31, 2020	Jul. 31, 2020	Jul. 30, 2020	Dec. 31, 2019
Purchase price of assets		$ 1,800,000
Net income loss					$ (7,676,645)	$ (1,815,274)
Cash flow from operating activities					(1,176,940)	$ (765,961)
Working capital deficiency					10,000,000					$ 7,000,000
Accumulated deficit					$ (182,194,414)					$ (174,517,769)
Proceeds from issuance costs			$ 1,900,000	$ 1,900,000
Subsequent Event [Member]
Short-term bank loan							$ 520,000	$ 1,800,000	$ 520,000
iASPEC Technology Group Co., Ltd. (iASPEC) [Member]
Net profit received, percentage	95.00%